Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2019

Principal or Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 32.3%
La Trobe Financial Capital Markets Trust 2017-1,
30 Day Australian Bank Bill Rate + 2.9500%, 4.0100%, 1/14/49‡	1,000,000	AUD	$681,545
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 1.9000%, 2.9550%, 1/12/49‡	7,312,973	AUD	4,941,753
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 2.4000%, 3.4550%, 1/12/49‡	8,000,000	AUD	5,421,701
Liberty Series 2016-2,
30 Day Australian Bank Bill Rate + 2.7000%, 3.7200%, 8/25/48‡	846,168	AUD	571,577
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 1.4500%, 2.5070%, 7/10/50‡	7,746,917	AUD	5,226,369
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 3.4070%, 7/10/50‡	3,500,000	AUD	2,362,162
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 3.1200%, 10/25/50‡	1,500,000	AUD	1,021,290
Pepper I-Prime 2017-2 Trust,
30 Day Australian Bank Bill Rate + 2.0000%, 3.0631%, 12/13/48‡	4,276,272	AUD	2,892,609
Pepper I-Prime 2018-1 Trust,
30 Day Australian Bank Bill Rate + 1.6500%, 2.6478%, 11/23/49‡	8,200,000	AUD	5,512,634
Pepper Residential Securities Trust NO 18,
30 Day Australian Bank Bill Rate + 2.1000%, 3.1550%, 8/12/58‡	1,742,792	AUD	1,176,426
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 3.4350%, 3/9/50‡	8,200,000	AUD	5,634,056
Resimac Avoca Series 2014-1,
30 Day Australian Bank Bill Rate + 1.6500%, 2.7050%, 7/11/39‡	3,514,132	AUD	2,289,228
RESIMAC Bastille Trust Series 2017-1NC,
30 Day Australian Bank Bill Rate + 1.8500%, 2.9012%, 12/8/58‡	294,967	AUD	199,575
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 2.6550%, 1/12/46‡	2,574,564	AUD	1,730,685
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $41,907,212)			39,661,610
Corporate Bonds – 62.6%
Banking – 25.4%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.7000%, 3.6700%, 5/17/26‡	3,000,000	AUD	2,073,800
Australia & New Zealand Banking Group Ltd,
AUD SWAP 5 YR + 1.8500%, 4.7500%, 5/13/27‡	2,000,000	AUD	1,423,656
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 3.4228%, 11/30/28‡	2,500,000	AUD	1,725,361
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 2.6500%, 3.6113%, 6/3/26‡	4,100,000	AUD	2,835,913
Commonwealth Bank of Australia,
ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡	$1,000,000		1,007,720
Credit Union Australia Ltd,
90 Day Australian Bank Bill Rate + 1.2300%, 2.2071%, 3/4/22‡	900,000	AUD	612,090
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 2.6150%, 3/16/28‡	1,300,000	AUD	874,076
Horse Gallop Finance Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 3.2844%, 6/28/21‡	3,537,000		3,545,701
Lloyds Banking Group PLC, 3.9000%, 11/23/23	4,000,000	AUD	2,848,332
Macquarie Group Ltd, 6.2500%, 1/14/21	716,000		750,908
Macquarie Group Ltd,
90 Day Australian Bank Bill Rate + 1.1500%, 2.1850%, 12/15/22‡	3,460,000	AUD	2,339,248
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 3.3150%, 9/21/26‡	568,000	AUD	392,322
National Australia Bank Ltd, AUD SWAP 5 YR + 2.4000%, 4.0000%, 9/21/26‡	2,743,000	AUD	1,915,933
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,122,925
Shinhan Financial Group Co Ltd,
US Treasury Yield Curve Rate + 1.5000%, 3.3400%, 2/5/30 (144A)‡	1,300,000		1,319,287
United Overseas Bank Ltd,
US Treasury Yield Curve Rate + 1.5000%, 3.7500%, 4/15/29 (144A)‡	700,000		726,084
Westpac Banking Corp, AUD SWAP 5 YR + 1.9500%, 4.5000%, 3/11/27‡	3,810,000	AUD	2,687,907
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	1,966,618
			31,167,881
Basic Industry – 0.8%
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	955,000		1,003,785
Consumer Cyclical – 9.3%
Daimler Finance North America LLC,
ICE LIBOR USD 3 Month + 0.8800%, 3.0295%, 2/22/22 (144A)‡	2,350,000		2,361,855
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 3.1614%, 4/9/21‡	1,610,000		1,608,999

Principal or Contract Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co Inc, 3.2000%, 7/6/21	$1,000,000		$1,010,224
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 3.2426%, 7/8/21‡	2,850,000		2,853,187
Volkswagen Financial Services Australia Pty Ltd, 3.3000%, 2/28/22	5,190,000	AUD	3,614,919
			11,449,184
Electric – 4.4%
AusNet Services Holdings Pty Ltd, 5.3750%, 7/2/24	3,400,000	AUD	2,613,144
ETSA Utilities Finance Pty Ltd,
90 Day Australian Bank Bill Rate + 1.0200%, 1.9865%, 8/29/22‡	1,050,000	AUD	710,163
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	2,100,000		2,161,145
			5,484,452
Financial Institutions – 3.3%
Liberty Financial Pty Ltd, 5.1000%, 6/1/20	3,500,000	AUD	2,397,125
Liberty Financial Pty Ltd, 5.1000%, 4/9/21	2,350,000	AUD	1,635,888
			4,033,013
Government Sponsored – 11.8%
Bank of China Ltd/London, ICE LIBOR USD 3 Month + 0.7300%, 2.8321%, 6/7/21‡	1,100,000		1,100,957
Bank of China Ltd/Macau,
ICE LIBOR USD 3 Month + 0.7500%, 2.8859%, 11/20/21‡	1,150,000		1,151,380
Bluestar Finance Holdings Ltd, 3.3750%, 7/16/24	1,500,000		1,511,301
CNOOC Curtis Funding No 1 Pty Ltd, 4.5000%, 10/3/23	3,250,000		3,487,030
Export-Import Bank of Korea,
ICE LIBOR USD 3 Month + 0.5750%, 2.7126%, 6/1/21‡	2,400,000		2,407,919
ICBCIL Finance Co Ltd, 3.6500%, 3/5/22	800,000		814,835
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		821,454
Sinopec Capital 2013 Ltd, 3.1250%, 4/24/23	3,130,000		3,193,132
			14,488,008
Real Estate Investment Trusts (REITs) – 2.1%
CMT MTN Pte Ltd, 3.6090%, 4/4/29	1,050,000		1,107,249
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,448,179
			2,555,428
Real Estate Management & Development – 0.5%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 2.2150%, 8/15/25‡	880,000	AUD	595,687
Semiconductor & Semiconductor Equipment – 1.4%
Broadcom Inc, 3.1250%, 4/15/21 (144A)	1,660,000		1,675,874
Supranational – 0.4%
Inter-American Development Bank, 5.5000%, 8/23/21	33,100,000	INR	456,829
Transportation – 3.2%
Sydney Airport Finance Co Pty Ltd, 3.9000%, 3/22/23 (144A)	100,000		104,764
Sydney Airport Finance Co Pty Ltd, 3.6250%, 4/28/26 (144A)	3,700,000		3,862,997
			3,967,761
Total Corporate Bonds (cost $76,185,418)			76,877,902
Commercial Paper – 3.3%
Energy Transfer Operating LP, 0%, 10/4/19◊	1,500,000		1,499,558
Pentair Finance SARL, 0%, 10/1/19◊	1,000,000		999,925
Smithfield Foods Inc, 0%, 10/8/19◊	1,500,000		1,499,285
Total Commercial Paper (cost $3,998,837)			3,998,768
Exchange-Traded Purchased Options – Puts – 0%
5-Year US Treasury Note,
Notional amount $(30,025,406), premiums paid $140,142, unrealized depreciation $(79,111), exercise price $118.25, expires 11/22/19* (premiums paid $140,142)	252		61,031
OTC Purchased Options – Calls – 0%
Counterparty/Reference Asset
Citibank:
EUR Currency,
Notional amount $9,235,000, premiums paid $249,945, unrealized depreciation $(236,536), exercise price $1.17, expires 2/26/20* (premiums paid $249,945)	9,235,000		13,409
OTC Purchased Options – Puts – 0.5%
Counterparty/Reference Asset
Citibank:
EUR Currency,
Notional amount $(9,235,000), premiums paid $248,468, unrealized appreciation $425,872, exercise price $1.17, expires 2/26/20* (premiums paid $248,468)	9,235,000		674,340
Total Investments (total cost $122,730,022) – 98.7%			121,287,060
Cash, Receivables and Other Assets, net of Liabilities – 1.3%			1,572,115
Net Assets – 100%			$122,859,175

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Australia	$73,582,487	60.7%
China	14,804,336	12.2
United States	14,056,977	11.6
Germany	5,976,774	4.9
Singapore	4,830,334	4.0
South Korea	3,727,206	3.1
United Kingdom	2,848,332	2.3
Switzerland	1,003,785	0.8
Supranational	456,829	0.4

Total	$121,287,060	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Euro	12/2/19	592,000	$(658,840)	(10,833)
Barclays Capital, Inc.:
Australian Dollar	12/2/19	(112,000,000)	76,266,400	542,118
Japanese Yen	10/1/19	(216,000,000)	2,002,936	4,971

				547,089
JPMorgan Chase Bank, National Association:
Australian Dollar	11/20/19	(950,000)	644,100	1,982
Australian Dollar	12/2/19	1,000,000	(687,802)	(11,692)
Euro	10/30/19	(1,200,000)	1,336,289	25,315
Euro	12/2/19	(592,000)	657,109	9,101

				24,706
Total				$560,962

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
3-Year Australian Bond	106	12/16/19	$8,275,232	$37,257	$(8,104)
5-Year US Treasury Note	100	12/31/19	11,914,844	(81,692)	(4,688)
Total				$(44,435)	$(12,792)

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
5-Year US Treasury Note	252	119.50	USD	11/22/19	$(30,025,406)	$78,390	$(33,829)	$(112,219)
Total – Exchange-Traded Written Options						$78,390	$(33,829)	$(112,219)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 4,567,351
Forward foreign currency exchange contracts, sold	84,364,659
Futures contracts, purchased	16,302,397
Interest rate swaps, pay fixed rate/receive floating rate	(316,636)
Interest rate swaps, receive fixed rate/pay floating rate	318,342
Purchased options contracts, call	58,448
Purchased options contracts, put	525,115
Written options contracts, call	28,055

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $13,215,791, which represents 10.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$39,661,610	$-
Corporate Bonds	-	76,877,902	-
Commercial Paper	-	3,998,768	-
Exchange-Traded Purchased Options – Puts	61,031	-	-
OTC Purchased Options – Calls	-	13,409	-
OTC Purchased Options – Puts	-	674,340	-
Total Investments in Securities	$61,031	$121,226,029	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	583,487	-
Total Assets	$61,031	$121,809,516	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$22,525	$-
Options Written, at Value	112,219	-	-
Variation Margin Payable	12,792	-	-
Total Liabilities	$125,011	$22,525	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.